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                           Drinker Biddle & Reath, LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                                  215-988-2700



                                 August 30, 2002

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Liberty-Stein Roe Funds Investment Trust
          (File No. 333-91980)
          --------------------

Ladies and Gentlemen:

     On behalf of Liberty-Stein Roe Funds Investment Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Combined Prospectus and Proxy Statements and Statement of Additional Information listed below that would have been filed under paragraph (b) of Rule 497 under the 1933 Act upon the effectiveness of the Trust's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from the Combined Prospectus and Proxy Statements and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement which was filed on August 23, 2002.

     The Combined Prospectus and Proxy Statements and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(b), are:

     (1) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganizations of the Galaxy Equity Income Fund and Galaxy Strategic Equity Fund, both a series of The Galaxy Fund, into the Liberty Strategic Equity Fund, a series of Liberty-Stein Roe Funds Investment Trust;

     (2) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganization of the Stein Roe Balanced Fund, a series of Liberty-Stein Roe Funds Investment Trust, into the Liberty Asset Allocation Fund, a series of Liberty-Stein Roe Funds Investment Trust;
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     (3)  Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganization of the Galaxy Asset Allocation Fund, a series of The Galaxy Fund, into the Liberty Asset Allocation Fund, a series of Liberty-Stein Roe Funds Investment Trust;

     (4) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganizations of the Galaxy Large Cap Value Fund and Galaxy Growth and Income Fund, both a series of The Galaxy Fund, into the Liberty Growth & Income Fund II, a series of Liberty-Stein Roe Funds Investment Trust; and

     (5) Statement of Additional Information dated August 26, 2002 in connection with the proposed reorganizations of (1) the Galaxy Equity Income Fund and Galaxy Strategic Equity Fund by the Liberty Strategic Equity Fund, (2) the Stein Roe Balanced Fund and Galaxy Asset Allocation Fund by the Liberty Asset Allocation Fund and (3) the Galaxy Large Cap Value Fund and Galaxy Growth and Income Fund by the Liberty Growth & Income Fund II, all series of Liberty-Stein Roe Funds Investment Trust.

     If you have any questions concerning this filing, please contact the undersigned at 215-988-2603.

                                               Very truly yours,

                                               /s/ Michelle M. Lombardo
                                               Michelle M. Lombardo

cc:      Kenneth Greenberg, Esq.